Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2015	June 30, 2016
Assets
Oceanbulk Maritime S.A. and its affiliates	$1,209	$672
Total Assets	$1,209	$672

Liabilities
Interchart Shipping Inc.	$8	$125
Combine Marine Ltd.	9	-
Oceanbulk Maritime S.A. and its affiliates	33	29
Management and Directors Fees	315	254
Managed Vessels of Oceanbulk Shipping LLC	7	7
Oceanbulk Sellers	50	-
Total Liabilities	$422	$415

Statements of Operations	Six month period ended June 30,
	2015	2016
Voyage expenses-Interchart	$(1,650)	$(1,650)
Executive directors consultancy fees	(317)	(248)
Non-executive directors compensation	(79)	(75)
Office rent - Combine Marine Ltd.	(17)	(17)
Management fee expense - Maryville Maritime Inc.	(315)	-
Interest on Excel Vessel Bridge Facility	(220)	-